Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2012
Registrant Name	HENNESSY FUNDS INC
Central Index Key	0001005778
Amendment Flag	false
Document Creation Date	Feb. 28, 2013
Document Effective Date	Feb. 28, 2013
Prospectus Date	Feb. 28, 2013
HENNESSY TOTAL RETURN FUND | HENNESSY TOTAL RETURN FUND | HENNESSY TOTAL RETURN FUND - INVESTOR CLASS
Risk/Return:
Trading Symbol	HDOGX
HENNESSY BALANCED FUND | HENNESSY BALANCED FUND | HENNESSY BALANCED FUND - INVESTOR CLASS
Risk/Return:
Trading Symbol	HBFBX